Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP Represented Employee
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Plan management has evaluated subsequent events for recognition and disclosure through June 18, 2026, which is the date the financial statements were issued. No events were deemed relevant for disclosure.